Trust Account and Fair Value Measurement	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Trust Account and Fair Value Measurement [Abstract]
Trust Account and Fair Value Measurement
Note 6 – Trust Account and Fair Value Measurement
The Company complies with FASB ASC 820 for its financial assets and liabilities that are re-measured
and reported at fair value at each reporting period, and
non-financial
assets and liabilities that are
re-measured
and reported at fair value at least annually.
Upon the closing of the Public Offering and the private placement, a total of $300,000,000 was deposited into the Trust Account.
On January 11, 2023, shareholders redeemed 26,068,281 Class A ordinary shares at $10.167 per share, approximately $265,050,000, from the Trust Account and from Class A ordinary shares subject to redemption as further discussed in these notes to condensed financial statements.
The Company classifies its U.S. government treasury bills and equivalent securities (when it owns them) as held to maturity in accordance with FASB ASC 320, “Investments – Debt and Equity Securities.”
Held-to-maturity
securities are those securities which the Company has the ability and intent to hold until maturity. Money market funds are valued at market.
The funds in the Trust Account were held in an interest-bearing cash account at September 30, 2023. The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2022 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. Since all of the Company’s permitted investments at December 31, 2022 consisted of money market funds meeting certain conditions under Rule
2a-7
under the Investment Company Act of 1940, fair values of its investments are determined by Level 1 inputs utilizing quoted prices (unadjusted) in active markets for identical assets or liabilities as follows:

Description	Carrying Value at December 31, 2022	Quoted Price in Active Markets (Level 1)
Assets:
Money Market Fund	$304,675,000	$304,675,000

Total	$304,675,000	$304,675,000

Note 6 – Trust Account and Fair Value Measurement
The Company complies with FASB ASC 820, “Fair Value Measurements”, for its financial assets and liabilities that are re-measured
and reported at fair value at each reporting period, and
non-financial
assets and liabilities that are
re-measured
and reported at fair value at least annually.
Upon the closing of the Public Offering and the Private Placement, a total of $300,000,000 was deposited into the Trust Account.
The Company classifies its U.S. government treasury bills and equivalent securities (when it owns them) as held to maturity in accordance with FASB ASC 320, “Investments – Debt and Equity Securities.”
Held-to-maturity
securities are those securities which the Company has the ability and intent to hold until maturity. Money market funds are valued at market.
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2022 and 2021 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. Since all of the Company’s permitted investments at December 31, 2022 and 2021 consisted of money market funds meeting certain conditions under Rule
2a-7
under the Investment Company Act of 1940, fair values of its investments are determined by Level 1 inputs utilizing quoted prices (unadjusted) in active markets for identical assts or liabilities as follows:

Description	Carrying Value at December 31, 2022	Quoted Price in Active Markets (Level 1)
Assets:
Money Market Fund	$304,675,000	$304,675,000

Total	$304,675,000	$304,675,000

Description	Carrying Value at December 31, 2021	Quoted Price in Active Markets (Level 1)
Assets:
Money Market Fund	$300,075,000	$300,075,000

Total	$300,075,000	$300,075,000

Subsequent to December 31, 2022, on January 11, 2023, shareholders redeemed 26,068,281 Class A ordinary shares at $10.167 per share, approximately $265,050,000, from the Trust Account and from Class A ordinary shares subject to redemption as further discussed in Note 9.